Financial items	12 Months Ended
Dec. 31, 2025
Analysis of income and expense [abstract]
Financial items	Financial items

	Full year
(in USD million)	2025	2024	2023

Dividends received	139	149	218
Interest income financial investments, including cash and cash equivalents	776	1,217	1,468
Interest income non-current financial receivables	56	33	31
Interest income other current financial assets and other financial items	203	551	732

Interest income and other financial income	1,175	1,951	2,449

Interest expense bonds and bank loans and net interest on related derivatives	(1,223)	(1,211)	(1,263)
Interest expense lease liabilities	(120)	(131)	(132)
Capitalised borrowing costs	798	662	468
Accretion expense asset retirement obligations	(605)	(525)	(538)
Interest expense current financial liabilities and other financial expense	(287)	(377)	(195)

Interest expenses and other financial expenses	(1,436)	(1,582)	(1,660)

Foreign currency exchange gains/(losses) derivative financial instruments	104	586	(1,476)
Other foreign currency exchange gains/(losses)	(239)	(420)	2,327

Net foreign currency exchange gains/(losses)	(135)	166	852

Gains/(losses) financial investments	(112)	(522)	123

Gains/(losses) other derivative financial instruments	245	46	351

Net financial items	(265)	58	2,114
Equinor's main financial items relate to assets and
liabilities in the fair value through profit or loss and the amortised cost categories. For more information about
financial instruments by category see note 28 Financial
instruments and fair value measurement.
Interest income financial investments, including cash
and cash equivalents includes interest income related to
balances at amortised cost of USD 671 million ,
USD 1,132 million, and USD 1,410 million for 2025,
2024 and 2023, respectively.
Interest expense bonds and bank loans and net interest
on related derivatives includes interest expenses of
USD 917 million, USD 787 million and USD 857 million
for 2025, 2024 and 2023, respectively, on financial
liabilities at amortised cost. It also includes net interest on related derivatives at fair value through profit or loss, amounting to a net interest expense of USD 306
million , USD 425 million and USD 405 million for 2025,
2024 and 2023 respectively.
Foreign currency exchange gains/(losses) derivative
financial instruments include fair value changes of
currency derivatives related to liquidity and currency
risk. Other foreign currency exchange gains/(losses)
includes a fair value gain from derivatives related to
non-current debt of USD 883 million in 2025, a loss of
USD 412 million in 2024 and a gain of USD 292 million
in 2023.
Gains/(losses) financial investments primarily include
fair value change from shares in other companies, with
a loss of USD 99 million in 2025, a loss of USD 496
million in 2024 and a gain of USD 124 million in 2023.
Gains/(losses) other derivative financial instruments
primarily include fair value changes from interest rate
related derivatives, with a gain of USD 232 million,
USD 33 million and USD 332 million in 2025, 2024 and
2023 respectively.